UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21279
                                                     ---------

                               THE MERGER FUND VL
                               ------------------
               (Exact name of registrant as specified in charter)

                             100 SUMMIT LAKE DRIVE
                             ---------------------
                            VALHALLA, NEW YORK 10595
                            ------------------------
              (Address of principal executive offices) (Zip code)

                                BONNIE L. SMITH
                                ---------------
                             100 SUMMIT LAKE DRIVE
                             ---------------------
                            VALHALLA, NEW YORK 10595
                            ------------------------
                    (Name and address of agent for service)


                                  914-741-5600
                                  ------------
               Registrant's telephone number, including area code


Date of fiscal year end: DECEMBER 31
                         -----------

Date of reporting period:  JUNE 30, 2006
                           -------------

ITEM 1. REPORT TO STOCKHOLDERS.
-------------------------------

                               THE MERGER FUND VL

                               SEMI-ANNUAL REPORT

                                 JUNE 30, 2006

                                    CHART 1

                             PORTFOLIO COMPOSITION
                              BY TYPE OF DEAL*<F1>

                    Friendly                           94.9%
                    Hostile                             5.1%

                                    CHART 2

                             PORTFOLIO COMPOSITION
                             BY TYPE OF BUYER*<F1>

                    Strategic                          85.1%
                    Financial                          14.9%

                                    CHART 3

                             PORTFOLIO COMPOSITION
                               BY DEAL TERMS*<F1>

               Stock with Fixed Exchange Ratio               8.5%
               Stock with Flexible Exchange Ratio            6.2%
               Cash & Stock                                 19.0%
               Cash                                         58.3%
               Undetermined                                  8.0%

                                                 *<F1>  Data as of June 30, 2006

                                    CHART 4

                             PORTFOLIO COMPOSITION
                                 BY SECTOR*<F2>


                    Energy                             20.9%
                    Basic Industries                   19.5%
                    Financial Services                 12.3%
                    Telecommunications                 10.7%
                    Media & Entertainment               8.0%
                    Technology                          6.6%
                    Consumer Services                   6.1%
                    Business Services                   5.7%
                    Healthcare                          4.4%
                    Transportation                      1.9%
                    Utilities                           1.5%
                    Consumer Non-Durables               1.4%
                    Capital Goods                       1.0%

                                    CHART 5

                             PORTFOLIO COMPOSITION
                                 BY REGION*<F2>

                    United States                      61.4%
                    Europe                             27.6%
                    Canada                              8.8%
                    Bahamas                             2.2%

                                                      *<F2>  Data as of June 30,

                                    CHART 6

                                MERGER ACTIVITY
                                  1991 - 2006

         First Quarter      Second Quarter       Third Quarter   Fourth Quarter
         -------------      --------------       -------------   --------------
1991        $19.9516           $20.5286            $27.3834         $16.3747
1992        $16.6579           $30.7912            $16.1062         $20.9834
1993        $20.3626           $30.0446            $72.4562         $64.2678
1994        $43.9419           $41.2508            $79.3201         $58.3516
1995        $63.2519          $109.5822           $138.6244         $92.8259
1996        $81.5836          $147.5119           $114.5835        $180.8346
1997       $157.8150          $135.3298           $146.4147        $247.8092
1998       $207.8147          $667.8133           $273.4782        $271.3921
1999       $344.2760          $473.5610           $227.3533        $495.8469
2000       $495.6549          $238.7511           $432.3114        $264.6629
2001       $161.5246          $138.7080           $154.2153        $121.5994
2002        $45.7014           $60.8711            $95.8875         $44.3849
2003        $36.7571           $57.2983            $72.9279        $161.5566
2004       $250.4977          $109.3510            $99.8604        $186.5095
2005       $215.1986          $225.5347           $134.1715        $214.4662
2006       $238.6603          $255.6250

Source: Securities Data Corp.

THE MERGER FUND VL
EXPENSE EXAMPLE
JUNE 30, 2006

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 for the period 1/1/06 - 6/30/06.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below. The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                               BEGINNING ACCOUNT                 ENDING ACCOUNT                EXPENSES PAID DURING
                                  VALUE 1/1/06                    VALUE 6/30/06            PERIOD 1/1/06 - 6/30/06*<F7>
                                  ------------                    -------------            ----------------------------
Actual +<F3> (1)<F5>               $1,000.00                        $1,109.50                         $17.05
Hypothetical ++<F4> (2)<F6>        $1,000.00                        $1,008.63                         $16.24


+<F3> Excluding dividends on short positions and interest expense, your actual cost of investment in the Fund would be $7.32.
++<F4> Excluding dividends on short positions and interest expense, your hypothetical cost of investment in the Fund would be $7.00.
(1)<F5> Ending account values and expenses paid during period based on a 10.95% return. This actual return is net of expenses.
(2)<F6> Ending account values and expenses paid during period based on a 5.00% annual return before expenses.
*<F7> Expenses are equal to the Fund's annualized expense ratio of 3.26%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

THE MERGER FUND VL
SCHEDULE OF INVESTMENTS
JUNE 30, 2006
(UNAUDITED)

       SHARES                                                       VALUE
       ------                                                       -----
COMMON STOCKS -- 109.76%
               ADVERTISING SERVICES -- 1.61%
       3,100   PagesJaunes Groupe SA (g)<F14>                    $   97,342
                                                                 ----------
               APPAREL MANUFACTURING -- 1.86%
       3,525   Jones Apparel Group, Inc. (d)<F11>                   112,060
                                                                 ----------
               AUDIO & VIDEO EQUIPMENT -- 1.28%
       8,426   IMAX Corporation (a)<F8> (e)<F12>                     77,182
                                                                 ----------
               BANKING -- 2.92%
       3,700   Commercial Capital Bancorp, Inc. (c)<F10>             58,275
       3,100   Texas Regional
                 Bancshares, Inc. -- Class A (f)<F13>               117,552
                                                                 ----------
                                                                    175,827
                                                                 ----------
               BIOMETRICS -- 2.55%
      22,003   Identix Incorporated (a)<F8> (c)<F10>                153,801
                                                                 ----------
               BROADCASTING -- 4.80%
       6,150   Lin TV Corp -- Class A (a)<F8> (e)<F12>               46,432
       7,250   Univision Communications,
                 Inc. (a)<F8> (d)<F11>                              242,875
                                                                 ----------
                                                                    289,307
                                                                 ----------
               BROKERAGE SERVICES -- 3.16%
      37,400   Instinet Group
                 Incorporated (a)<F8> (e)<F12>                      190,295
                                                                 ----------
               CABLE TV -- 1.95%
       3,450   Liberty Media _ Interactive
                 A (a)<F8> (e)<F12>                                  59,547
         690   Liberty Media Holdings -- Cap.
                 Series A (a)<F8> (e)<F12>                           57,801
                                                                 ----------
                                                                    117,348
                                                                 ----------
               DIAGNOSTIC TESTING -- 1.06%
       1,100   Diagnostic Products Corporation (c)<F10>              63,987
                                                                 ----------
               ELECTRIC & GAS UTILITIES -- 1.94%
       3,400   Northwestern Corporation (e)<F12>                    116,790
                                                                 ----------
               FOODSERVICE -- 0.93%
       1,700   ARAMARK Corporation (c)<F10>                          56,287
                                                                 ----------
               HEALTHCARE INFORMATION SERVICES -- 2.84%
      11,055   Emdeon Corporation (a)<F8> (c)<F10>                  137,193
         765   WebMD Health Corp. (a)<F8> (c)<F10> (h)<F15>          34,287
                                                                 ----------
                                                                    171,480
                                                                 ----------
               HOTELS & GAMING -- 3.41%
         600   Aztar Corporation (a)<F8> (d)<F11>                    31,176
       2,200   Kerzner International Limited (a)<F8> (e)<F12>       174,416
                                                                 ----------
                                                                    205,592
                                                                 ----------
               INFORMATION TECHNOLOGY -- 0.40%
         500   Computer Sciences Corporation (a)<F8> (d)<F11>        24,220
                                                                 ----------
               INTEGRATED GAS & ELECTRIC COMPANIES  -- 5.80%
       3,200   Constellation Energy Group (d)<F11>                  174,464
       1,400   KeySpan Corporation (e)<F12>                          56,560
       1,800   Public Service Enterprise Group, Inc. (f)<F13>       119,016
                                                                 ----------
                                                                    350,040
                                                                 ----------
               LOTTERY SERVICES -- 2.88%
       5,000   GTECH Holdings Corporation (e)<F12>                  173,900
                                                                 ----------
               METALS & MINING -- 7.12%
       2,400   Falconbridge Limited (c)<F10>                        126,418
       4,600   Inco Limited (d)<F11>                                303,140
                                                                 ----------
                                                                    429,558
                                                                 ----------
               MILITARY ELECTRONICS -- 4.63%
       3,700   L-3 Communications Holdings, Inc. (d)<F11>           279,054
                                                                 ----------
               OIL & GAS EXPLORATION & PRODUCTION  -- 6.61%
       3,500   Kerr-McGee Corporation (e)<F12>                      242,725
       2,600   Western Gas Resources, Inc. (f)<F13>                 155,610
                                                                 ----------
                                                                    398,335
                                                                 ----------
               OILFIELD EQUIPMENT & SERVICES -- 2.51%
       2,400   Maverick Tube Corporation (a)<F8> (g)<F14>           151,656
                                                                 ----------
               PHARMACEUTICALS -- 2.46%
       6,400   Andrx Corp. (a)<F8> (d)<F11>                         148,416
                                                                 ----------
               PIPELINES -- 9.54%
       4,550   Kinder Morgan, Inc. (e)<F12>                         454,500
      10,750   TransMontaigne, Inc. (a)<F8> (f)<F13>                120,507
                                                                 ----------
                                                                    575,007
                                                                 ----------
               REAL ESTATE DEVELOPMENT & MANAGEMENT -- 5.79%
       3,300   CarrAmerica Realty Corporation (c)<F10>              147,015
       6,600   Trizec Canada, Inc. (c)<F10>                         201,908
                                                                 ----------
                                                                    348,923
                                                                 ----------
               SATELLITE COMMUNICATIONS -- 3.85%
       9,300   PanAmSat Holding Corp. (g)<F14>                      232,314
                                                                 ----------
               SAVINGS & LOANS -- 2.58%
       2,100   Golden West Financial Corporation (c)<F10>           155,820
                                                                 ----------
               SENIOR LIVING FACILITIES -- 1.96%
       3,600   American Retirement
                 Corporation (a)<F8> (c)<F10>                       117,972
                                                                 ----------
               SPECIALTY CHEMICALS -- 0.66%
       3,000   Tronox Incorporated -- Class B (e)<F12>               39,510
                                                                 ----------
               STEEL -- 4.92%
       6,150   Arcelor (c)<F10>                                     296,869
                                                                 ----------
               STOCK EXCHANGES -- 0.67%
          25   Euronext NV (d)<F11>                                   2,344
         575   NYSE Group Inc. (a)<F8> (c)<F10>                      37,990
                                                                 ----------
                                                                     40,334
                                                                 ----------
               TELEPHONY -- 14.14%
       2,100   BellSouth Corporation (c)<F10>                        76,020
       3,350   Millicom International Cellular
                 S.A. (a)<F8> (f)<F13>                              152,190
      10,400   Portugal Telecom, SGPS, S.A. (c)<F10>                125,572
      29,445   Price Communications
                 Corporation (a)<F8> (f)<F13>                       499,093
                                                                 ----------
                                                                    852,875
                                                                 ----------
               TITLE INSURANCE -- 2.93%
       3,000   Fidelity National Financial, Inc. (c)<F10>           116,850
       3,050   Fidelity National Title Group, Inc. (c)<F10>          59,994
                                                                 ----------
                                                                    176,844
                                                                 ----------
               TOTAL COMMON STOCKS (Cost $6,551,256)              6,618,945
                                                                 ----------

CONTRACTS (100 SHARES PER CONTRACT)
-----------------------------------
PURCHASED OPTIONS -- 0.15%
               CALL OPTIONS PURCHASED -- 0.00%
         139   Verizon Communications Inc.
               Expiration: July 2006, Exercise Price: $40.00            347
                                                                 ----------
               PUT OPTIONS PURCHASED -- 0.15%
           2   AMEX Natural Gas Index
               Expiration: July 2006, Exercise Price: $450.00         6,122
           2   Base Metals Basket
               Expiration: July 2006, Exercise Price: $108.12         2,752
                                                                 ----------
                                                                      8,874
                                                                 ----------
               TOTAL PURCHASED OPTIONS (Cost $14,809)                 9,221
                                                                 ----------

    PRINCIPAL
     AMOUNT
     ------
CORPORATE BONDS -- 2.04%
    $137,000   Adelphia Communications Corporation               $   79,460
               10.250%, 06/15/2011 (b)<F9>
      55,000   Toys "R" Us, Inc.                                     43,450
               7.875%, 04/15/2013 (c)<F10>                       ----------

               TOTAL CORPORATE BONDS  (Cost $139,075)               122,910
                                                                 ----------
TAX ESCROW NOTE -- 0.05%
       4,979   NextWave Wireless LLC Secured Note                     3,311
                                                                 ----------
               TOTAL TAX ESCROW NOTE (Cost $2,738)                    3,311
                                                                 ----------
SHORT-TERM INVESTMENTS -- 0.02%
               VARIABLE RATE DEMAND NOTES -- 0.02%
         913   U.S. Bank, 5.100%                                        913
                                                                 ----------
               TOTAL SHORT-TERM INVESTMENTS (Cost $913)                 913
                                                                 ----------
               TOTAL INVESTMENTS (Cost $6,708,791)               $6,755,300
                                                                 ----------
                                                                 ----------

Percentages are stated as a percent of net assets.
ADR - American Depository Receipt.
(a)<F8>   Non-income producing security.
(b)<F9>   Security in default.
(c)<F10> All or a portion of the shares have been committed as collateral for open short positions.
(d)<F11> All or a portion of the shares have been committed as collateral for written option contracts.
(e)<F12> All or a portion of the shares have been committed as collateral for equity swap contracts.
(f)<F13> All or a portion of the shares have been committed as collateral for the credit facility.
(g)<F14> All or a portion of the shares have been committed as collateral for short foreign currency contracts.
(h)<F15>  Fair-valued security.

                     See notes to the financial statements.

THE MERGER FUND VL
SCHEDULE OF SECURITIES SOLD SHORT
JUNE 30, 2006
(UNAUDITED)

     SHARES                                                         VALUE
     ------                                                         -----
       2,800   AT&T Inc.                                         $   78,092
         750   Endesa, S.A.                                          26,083
       1,650   Exelon Corporation                                    93,769
         350   Expedia, Inc.                                          5,239
       1,650   Fidelity National Information Services                58,410
       6,250   Fidelity National Title Group, Inc.                  122,938
       2,400   FPL Group, Inc.                                       99,312
         350   IAC/InterActiveCorp                                    9,272
      11,150   Mittal Steel Company N.V. -- ADR                     344,983
       2,515   News Corporation -- Class B                           50,753
       2,625   NYSE Group Inc.                                      173,434
       3,000   Tronox Incorporated -- Class B                        38,940
       2,900   Utilities Select Sector SPDR Fund                     93,641
      10,150   Verizon Communications                               339,923
      10,450   Viisage Technology, Inc.                             158,422
       2,220   Wachovia Corporation                                 120,058
       2,525   WebMD Health Corp.                                   113,170
                                                                 ----------
                                                                  1,926,439
                                                                 ----------

    PRINCIPAL
     AMOUNT
     ------
     $75,000   Century Communications Corp.
               9.50%, 03/01/2015                                     75,750
                                                                 ----------
               TOTAL SECURITIES SOLD SHORT
                 (Proceeds $1,991,393)                           $2,002,189
                                                                 ----------
                                                                 ----------

ADR - American Depository Receipt.

                     See notes to the financial statements.

THE MERGER FUND VL
SCHEDULE OF OPTIONS WRITTEN
JUNE 30, 2006
(UNAUDITED)

CONTRACTS (100 SHARES PER CONTRACT)                                  VALUE
-----------------------------------                                  -----
CALL OPTIONS
          62   Andrx Corp.                                          $   465
                 Expiration: September 2006,
                 Exercise Price: $25.00
           6   Aztar Corporation                                      1,245
                 Expiration: August 2006,
                 Exercise Price: $50.00
           5   Computer Sciences Corporation                             75
                 Expiration: July 2006, Exercise Price: $55.00
          21   Engelhard Corporation                                      0
                 Expiration: July 2006,
                 Exercise Price: $40.00
          46   Inco Limited                                          27,140
                 Expiration: July 2006, Exercise Price: $60.00
          19   Jones Apparel Group, Inc.                                713
                 Expiration: August 2006, Exercise Price: $35.00
          37   L-3 Communications Holdings, Inc.                     21,460
                 Expiration: July 2006, Exercise Price: $70.00
               Univision Communications, Inc.
          13     Expiration: July 2006, Exercise Price: $32.50        1,527
          20     Expiration: July 2006, Exercise Price: $35.00          200
                                                                    -------
                                                                     52,825
                                                                    -------
PUT OPTIONS
               Houston Exploration
          46     Expiration: July 2006, Exercise Price: $60.00        4,140
                                                                    -------
               TOTAL OPTIONS WRITTEN
                 (Premiums received $60,787)                        $56,965
                                                                    -------
                                                                    -------

                     See notes to the financial statements.

THE MERGER FUND VL
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006
(UNAUDITED)

ASSETS:
  Investments, at value (Cost $6,708,791)                         $ 6,755,300
  Deposit at brokers for short sales                                  583,700
  Receivable from brokers for proceeds on
    securities sold short                                           1,747,204
  Receivable for investments sold                                     774,872
  Receivable for written options                                       21,202
  Receivable from investment adviser                                   18,421
  Receivable for equity swap contracts                                 95,995
  Dividends and interest receivable                                    17,505
  Prepaid expenses                                                        329
                                                                  -----------
     Total Assets                                                  10,014,528
                                                                  -----------

LIABILITIES:
  Securities sold short, at value
    (Proceeds of $1,991,393)                        $2,002,189
  Options written, at value
    (Premiums received $60,787)                         56,965
  Loan Payable                                       1,154,000
  Payable to Custodian                                  21,648
  Payable for forward currency exchange contracts       10,105
  Payable for dividends on securities sold short         1,044
  Payable for investment securities purchased          656,629
  Payable for fund shares redeemed                         974
  Accrued expenses and other payables                   80,607
                                                    ----------
     Total Liabilities                                              3,984,161
                                                                  -----------
NET ASSETS                                                        $ 6,030,367
                                                                  -----------
                                                                  -----------

NET ASSETS Consist Of:
  Accumulated undistributed net realized
    gain on investments sold                                      $   720,295
  Net unrealized appreciation (depreciation) on:
    Investments                                     $   46,509
    Short positions                                    (10,796)
    Written options                                      3,822
    Equity swap contracts                               94,004
    Forward currency exchange contracts                (10,105)
                                                    ----------
    Net unrealized appreciation                                       123,434
  Paid-in capital                                                   5,186,638
                                                                  -----------
     Total Net Assets                                             $ 6,030,367
                                                                  -----------
                                                                  -----------

NET ASSET VALUE, offering price and redemption
  price per share ($6,030,367 / 495,929 shares
  of beneficial interest outstanding)                                  $12.16
                                                                       ------
                                                                       ------
                     See notes to the financial statements.

THE MERGER FUND VL
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2006
(UNAUDITED)

INVESTMENT INCOME:
  Interest                                                           $ 20,568
  Dividend income on long positions
    (net of foreign withholding taxes of $1,190)                       36,965
                                                                     --------
     Total investment income                                           57,533
                                                                     --------
EXPENSES:
  Investment advisory fee                           $ 35,287
  Interest expense                                    43,008
  Transfer agent and shareholder
    servicing agent fees                              31,652
  Federal and state registration fees                    362
  Professional fees                                   53,249
  Trustees' fees and expenses                          8,039
  Custody fees                                         1,147
  Administration fee                                  20,010
  Reports to shareholders                              3,901
  Miscellaneous expenses                                 312
  Dividends on short positions
    (net of foreign withholding taxes of $60)          9,411
                                                    --------
     Total operating expenses                                         206,378
  Less: Expenses reimbursed (Note 3)                                 (114,437)
                                                                     --------
     Total expenses                                                    91,941
                                                                     --------
NET INVESTMENT LOSS                                                   (34,408)
                                                                     --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain (loss) on:
    Long transactions                                344,603
    Short transactions                                37,438
    Option contracts expired or closed                71,232
    Equity swap contracts                             81,523
    Foreign currencies                               (50,616)
                                                    --------
    Net realized gain                                                 484,180
  Change in unrealized appreciation /
   depreciation on:
    Investments                                       38,162
    Short positions                                   23,678
    Written options                                  (13,173)
    Equity swap contracts                            102,360
    Foreign currency translation                           3
    Forward currency exchange contracts              (10,047)
                                                    --------
    Net unrealized gain                                               140,983
                                                                     --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                       625,163
                                                                     --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $590,755
                                                                     --------
                                                                     --------
                     See notes to the financial statements.

THE MERGER FUND VL
STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED JUNE 30, 2006
(UNAUDITED)

CASH PROVIDED (USED) BY FINANCING ACTIVITIES:
  Sales of capital shares                        $   187,516
  Repurchases of capital shares                     (321,866)
  Net change in receivables / payables related
    to capital share transactions                         66
                                                 -----------
  Cash provided by capital share transactions       (134,284)
  Cash used by borrowings                           (234,000)
                                                 -----------
                                                                    $(368,284)
                                                                    ---------
CASH PROVIDED (USED) BY OPERATIONS:
  Purchases of investments                       (30,560,876)
  Proceeds from sales of investments              31,121,843
                                                 -----------
                                                     560,967
                                                 -----------

  Increase in deposit at brokers for
    short sales                                     (252,000)
  Net investment income                              (34,408)
  Net change in receivables / payables
    related to operations                            (11,962)
                                                 -----------
                                                    (298,370)
                                                 -----------
                                                                      262,597
                                                                  -----------

  Net increase in cash                                               (105,687)
  Cash, beginning of year                                              84,039
                                                                  -----------
  Cash, end of year                                               $   (21,648)
                                                                  -----------
                                                                  -----------

Supplemental Information:
  Cash paid for interest on loan outstanding         $48,775

                     See notes to the financial statements.

THE MERGER FUND VL
STATEMENT OF CHANGES IN NET ASSETS

                                             SIX MONTHS ENDED      YEAR ENDED
                                              JUNE 30, 2006    DECEMBER 31, 2005
                                              -------------    -----------------
                                               (UNAUDITED)

Net investment loss                               $ (34,408)       $ (24,177)
Net realized gain on investments sold,
  short positions, written options expired or
  closed, equity swap contracts, foreign
  currencies and foreign currency
  exchange contracts                                 484,180          261,486
Change in unrealized appreciation / depreciation
  on investments, short positions, written
  options, equity swap contracts, foreign
  currency translation, and forward currency
  exchange contracts                                 140,983          (36,814)
                                                  ----------       ----------
Net increase in net assets resulting
  from operations                                    590,755          200,495
                                                  ----------       ----------

Distributions to shareholders from:
  Net realized gains                                      --          (60,590)
                                                  ----------       ----------

  Total dividends distributions                           --          (60,590)

Net increase (decrease) in net assets from
  capital share transactions (Note 4)               (134,350)       4,072,524
                                                  ----------       ----------
Net increase in net assets                           456,405        4,212,429

NET ASSETS:
Beginning of period                                5,573,962        1,361,533
                                                  ----------       ----------
End of period (including accumulated undistributed
  net investment income (loss)
  of $0 and $(900), respectively)                 $6,030,367       $5,573,962
                                                  ----------       ----------
                                                  ----------       ----------

                     See notes to the financial statements.

THE MERGER FUND VL
FINANCIAL HIGHLIGHTS


                                                                                                             FOR THE PERIOD
                                                                                                         MAY 26, 2004,(1)<F16>
                                                    SIX MONTHS ENDED              YEAR ENDED                    THROUGH
                                                     JUNE 30, 2006             DECEMBER 31, 2005           DECEMBER 31, 2004
                                                     -------------             -----------------           -----------------
                                                      (UNAUDITED)
PER SHARE DATA:
Net Asset Value, beginning of period                      $10.96                     $10.60                       $10.00
                                                          ------                     ------                       ------
Income from investment operations:
  Net investment loss                                      (0.07)                     (0.05)                       (0.02)
  Net realized and unrealized
    gain on investments                                     1.27                       0.53                         0.62
                                                          ------                     ------                       ------
     Total from investment operations                       1.20                       0.48                         0.60
                                                          ------                     ------                       ------
Less distributions:
  Distributions from net realized gains                       --                      (0.12)                          --
                                                          ------                     ------                       ------
     Total distributions                                      --                      (0.12)                          --
                                                          ------                     ------                       ------
Net Asset Value, end of period                            $12.16                     $10.96                       $10.60
                                                          ------                     ------                       ------
                                                          ------                     ------                       ------
Total Return                                               10.95%(3)<F18>              4.53%                        6.00%(3)<F18>
Supplemental data and ratios:
  Net assets, end of period (000's)                       $6,030                     $5,574                       $1,362
  Ratio of operating expenses to average
    net assets including interest expense
    and dividends on short positions:
     Before expense waiver                                  7.31%(2)<F17>              7.40%                       43.30%(2)<F17>
     After expense waiver                                   3.26%(2)<F17>              2.39%                        1.62%(2)<F17>
  Ratio of operating expenses to average
    net assets excluding interest expense
    and dividends on short positions:
     Before expense waiver                                  5.45%(2)<F17>              6.41%                       43.08%(2)<F17>
     After expense waiver                                   1.40%(2)<F17>              1.40%                        1.40%(2)<F17>
  Ratio of net investment loss
    to average net assets
     Before expense waiver                                 (5.27)%(2)<F17>            (5.58)%                     (42.14)%(2)<F17>
     After expense waiver                                  (1.22)%(2)<F17>            (0.57)%                      (0.46)%(2)<F17>
  Portfolio turnover rate(4)<F19>                         287.94%                    497.59%                      501.71%(3)<F18>


(1)<F16>  Commencement of Operations.
(2)<F17>  Annualized.
(3)<F18>  Not Annualized.
(4)<F19> The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short positions). The denominator includes the average long positions throughout the period.

                     See notes to the financial statements.

THE MERGER FUND VL
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2006 (UNAUDITED)

NOTE 1 - ORGANIZATION

   The Merger Fund VL (the "Fund") is a no-load, open-end, non-diversified investment company organized as a statutory trust under the laws of Delaware on November 22, 2002, and registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund commenced operations on May 26, 2004. The investment objective of the Fund is to seek to achieve capital growth by engaging in merger arbitrage. Shares of the Fund are not offered directly to the public. The Fund's shares are currently offered only to separate accounts funding variable annuity and variable life insurance contracts. At June 30, 2006, 96.2% of the shares outstanding of the Fund were owned by one insurance company.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

A. Investment Valuation

   Securities listed on the NASDAQ Global Market are valued at the NASDAQ Official Closing Price ("NOCP"). Other listed securities are valued at the last sale price on the exchange on which such securities are primarily traded or, in the case of options, at the higher of the intrinsic value of the option or the last reported composite sale price. Securities not listed on an exchange are valued at the last sale price as of the close of the New York Stock Exchange. Securities for which there are no transactions are valued at the average of the closing bid and asked prices. When pricing options, if no sales are reported or if the last sale is outside the bid and asked parameters, the higher of the intrinsic value of the option or the mean between the last reported bid and asked prices will be used. Securities for which there are no such valuations are valued at fair value as determined in good faith by management under the supervision of the Board of Trustees. The Adviser (as defined herein), subject to the supervision of the Board of Trustees, reserves the right to value securities, including options, at prices other than last-sale prices, intrinsic value prices, or the average of closing bid and asked prices, when such prices are believed unrepresentative of fair market value as determined in good faith by the Adviser. When fair-value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. In addition, due to the subjective and variable nature of fair-value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale. At June 30, 2006, fair-valued long securities represented 0.51% of investments, at value. Investments in United States government securities (other than short-term securities) are valued at the average of the quoted bid and asked prices in the over-the-counter market. Short-term investments are carried at amortized cost, which approximates market value.

B. Short Positions

   The Fund may sell securities or currencies short for hedging purposes. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities or currencies sold, but not yet purchased, may require purchasing the securities or currencies at prices which may differ from the market value reflected on the Statement of Assets and Liabilities.

   The Fund is liable for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. These assets are required to be adjusted daily to reflect changes in the value of the securities or currencies sold short.

C. Transactions with Brokers for Short Sales

   The Fund's receivable from brokers for proceeds on securities sold short and deposit at brokers for short sales are with two major securities dealers. The Fund does not require the brokers to maintain collateral in support of the receivable from the broker for proceeds on securities sold short.

D. Federal Income Taxes

   No provision for federal income taxes has been made since the Fund has complied to date with the provisions of the Internal Revenue Code applicable to regulated investment companies and intends to continue to so comply in future years and to distribute investment company net taxable income and net capital gains to shareholders.

E. Written Options

   The Fund writes (sells) call options to hedge portfolio investments. Put options can also be written by the Fund as part of a merger arbitrage strategy involving a pending corporate reorganization. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing an option, the Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. Option contracts are valued at the higher of the intrinsic value of the option or the last composite sales price reported on the date of valuation. If no sale is reported or if the last sale is outside the parameters of the closing bid and asked prices, the option contract written is valued at the higher of the intrinsic value of the option or the mean of the last reported bid and asked prices on the day of valuation. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the security (or increases the proceeds on a sale of the security), and the Fund realizes a gain or loss from the sale of the underlying security.

F. Purchased Options

   The Fund purchases put or call options to hedge portfolio investments. Premiums paid for option contracts purchased are included in the Statement of Assets and Liabilities as an asset. Option contracts are valued at the higher of the intrinsic value of the option or the last composite sales price reported on the date of valuation. If no sale is reported or if the last sale is outside the parameters of the closing bid and asked prices, the option contract purchased is valued at the higher of the intrinsic value of the option or the mean of the last reported bid and asked prices on the day of valuation. When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized gains or losses on the underlying securities.

G. Forward Currency Exchange Contracts

   The Fund may enter into forward currency exchange contracts obligating the Fund to deliver or receive a currency at a specified future date. Forward contracts are valued daily, and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract is closed.

H. Distributions to Shareholders

   Dividends from net investment income and net realized capital gains, if any, are declared and paid annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due primarily to wash loss deferrals, constructive sales, straddle loss deferrals, and unrealized gains or losses on Section 1256 contracts, which were realized, for tax purposes, at December 31, 2005. Accordingly, reclassifications are made within the net asset accounts for such amounts, as well as amounts related to permanent differences in the character of certain income and expense items for income tax and financial reporting purposes.

I. Use of Estimates

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

J. Foreign Securities

   Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

K. Foreign Currency Translations

   The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:
(i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities. However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

L. When-Issued Securities

   The Fund may sell securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the agreement, these securities may be delivered for cash proceeds at a future date. The Fund records sales of when-issued securities and reflects the values of such securities in determining net asset value in the same manner as other open short-sale positions. The Fund segregates and maintains at all times cash, cash equivalents or other liquid securities in an amount at least equal to the market value for when-issued securities.

M. Guarantees and Indemnifications

   In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

N. Other

   Investment and shareholder transactions are recorded on the trade date. Realized gains and losses from security transactions are recorded on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest is accounted for on the accrual basis and includes amortization of premiums and discounts on the interest method. The Fund may utilize derivative instruments including options, forward currency exchange contracts and other instruments with similar characteristics to the extent that they are consistent with the Fund's investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities.

NOTE 3 - AGREEMENTS

   The Fund's investment adviser is Westchester Capital Management, Inc. (the "Adviser") pursuant to an investment advisory agreement dated July 1, 2003. Under the terms of this agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.25% of the Fund's average daily net assets. Certain officers of the Fund are also officers of the Adviser.

   The Adviser has agreed to reduce its fees and reimburse the Fundto the extent total annualized expenses, excluding dividends on short positions and interest expense, exceed 1.40% of average daily net assets. The agreement expires on July 1, 2013. The agreement permits the Adviser to recover the expenses paid in excess of the cap on expenses for the three previous years, as long as the recovery does not cause the Fund's operating expenses, excluding dividends on short positions and interest expense, to exceed the cap on expenses. For the six months ended June 30, 2006, the Adviser reimbursed $114,437 to the Fund.

   Reimbursed expenses subject to potential recovery by year of expiration is as follows:

               YEAR OF EXPIRATION      POTENTIAL RECOVERY
               -----------------       ------------------
                    12/31/07                $214,818
                    12/31/08                $213,775
                    12/31/09                $114,437

   U.S. Bancorp Fund Services, LLC, a subsidiary of U.S. Bancorp, a publicly held bank holding company, serves as transfer agent, administrator and accounting services agent for the Fund. U.S. Bank, N.A. serves as custodian for the Fund.

NOTE 4 - SHARES OF BENEFICIAL INTEREST

   The Trustees have the authority to issue an unlimited amount of shares of beneficial interest without par value.

   Changes in shares of beneficial interest were as follows:



                                             SIX MONTHS ENDED                                     YEAR ENDED
                                              JUNE 30, 2006                                   DECEMBER 31, 2005
                                      ------------------------------                   -------------------------------
                                      Shares                  Amount                   Shares                   Amount
                                      ------                  ------                   ------                   ------
  Sold                                 16,065                $ 187,516                  408,699               $4,386,248
  Reinvested                               --                       --                    5,533                   60,590
  Redeemed                            (28,536)                (321,866)                 (34,317)                (374,314)
                                     --------                ---------                  -------               ----------
  Net Increase (Decrease)             (12,471)               $(134,350)                 379,915               $4,072,524
                                     --------                ---------                  -------               ----------
                                     --------                ---------                  -------               ----------


NOTE 5 - INVESTMENT TRANSACTIONS

   Purchases and sales of securities for the six months ended June 30, 2006 (excluding short-term investments, options and short positions) amounted to $20,675,589 and $19,887,914, respectively. There were no purchases or sales of U.S. Government Securities.

   At December 31, 2005, the components of accumulated earnings on a tax basis were as follows:

   Cost of investments                                  $7,022,872
                                                        ----------
                                                        ----------
   Gross unrealized appreciation                        $  146,846
   Gross unrealized depreciation                          (227,301)
                                                        ----------
   Net unrealized depreciation                          $  (80,455)
                                                        ----------
                                                        ----------
   Undistributed ordinary income                          $361,380
   Undistributed long-term capital gains                        --
                                                        ----------
   Total distributable earnings                         $  361,380
                                                        ----------
                                                        ----------
   Other accumulated losses and temporary differences   $  (63,259)
                                                        ----------
   Total accumulated earnings                           $  217,666
                                                        ----------
                                                        ----------

   The tax components of dividends paid during the years ended December 31, 2005 and December 31, 2004 were as follows:

                                        2005                2004
                                        ----                ----
   Ordinary Income                    $60,590             $    --
   Long-Term Capital Gains                 --                  --

   The Fund had a post-October currency loss deferral of $141 and a capital loss of $26,336, which is deferred for tax purposes until the next fiscal year.

   For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends-received deduction for the fiscal year ended December 31, 2005 was 1% for the Fund (unaudited).

NOTE 6 - OPTION CONTRACTS WRITTEN

   The premium amount and the number of option contracts written during the six months ended June 30, 2006, were as follows:

                                                   PREMIUM        NUMBER OF
                                                    AMOUNT        CONTRACTS
                                                    ------        ---------
   Options outstanding at December 31, 2005        $ 60,157           230
   Options written                                  294,299         1,600
   Options closed                                  (131,950)         (589)
   Options exercised                               (119,278)         (575)
   Options expired                                  (42,441)         (391)
                                                   --------         -----
   Options outstanding at June 30, 2006            $ 60,787           275
                                                   --------         -----
                                                   --------         -----

NOTE 7 - CREDIT FACILITY

   Custodial Trust Company has made available to the Fund a credit facility under the 1940 Act limitation pursuant to a Loan and Security Agreement ("Agreement") dated August 16, 2004 for the purpose of purchasing portfolio securities. The Agreement can be terminated by either the Fund or Custodial Trust Company with three months' prior notice. For the period January 1, 2006 to June 30, 2006, the interest rate on the outstanding principal amount was the 30 Day LIBOR Rate plus 0.75% (weighted average rate of 5.50% during the six months ended June 30, 2006). Advances are collateralized by securities owned by the Fund and held separately in a special custody account pursuant to a Special Custody Agreement dated July 1, 2003. During the six months ended June 30, 2006, the Fund had an outstanding average daily balance of $1,380,518. The maximum amount outstanding during the six months ended June 30, 2006 was $2,543,000. At June 30, 2006, the Fund had a loan payable balance of $1,154,000. As collateral for the loan, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The assets are required to be adjusted daily to reflect changes in the amount of the loan outstanding.

NOTE 8 - FORWARD CURRENCY EXCHANGE CONTRACTS

   At June 30, 2006, the Fund had entered into "position hedge" forward currency exchange contracts that obligated the Fund to deliver or receive currencies at a specified future date. The net unrealized depreciation of $10,105 is included in the net unrealized appreciation (depreciation) section of the accompanying financial statements. The terms of the open contracts are as follows:


 SETTLEMENT            CURRENCY TO                 U.S. $ VALUE AT             CURRENCY TO                  U.S. $ VALUE AT
    DATE              BE DELIVERED                  JUNE 30, 2006              BE RECEIVED                   JUNE 30, 2006
    ----              ------------                  -------------              -----------                   -------------
    7/7/06        143,468     British Pounds        $  265,330             265,227     U.S. Dollars           $  265,227
   8/24/06         76,548     British Pounds           141,716             140,811     U.S. Dollars              140,811
   8/28/06         41,000     British Pounds            75,906              76,654     U.S. Dollars               76,654
    9/1/06        328,000     British Pounds           607,350             600,067     U.S. Dollars              600,067
   7/21/06          1,611     Canadian Dollars           1,444               1,438     U.S. Dollars                1,438
   8/31/06        132,000     Canadian Dollars         118,506             117,713     U.S. Dollars              117,713
   7/13/06        129,266     Euros                    165,476             164,043     U.S. Dollars              164,043
   9/14/06         71,300     Euros                     91,659              91,249     U.S. Dollars               91,249
   9/22/06        159,499     Euros                    205,149             205,244     U.S. Dollars              205,244
   9/29/06        104,000     Euros                    133,825             133,959     U.S. Dollars              133,959
  11/24/06         43,173     Euros                     55,746              55,597     U.S. Dollars               55,597
                                                    ----------                                                ----------
                                                    $1,862,107                                                $1,852,002
                                                    ----------                                                ----------
                                                    ----------                                                ----------


NOTE 9 - EQUITY SWAP CONTRACTS

   The Fund has entered into both long and short equity swap contracts with multiple broker-dealers. A long equity swap contract entitles the Fund to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Fund to pay the counterparty any depreciation on the security as well as interest on the notional amount of the contract at a rate equal to LIBOR plus 25 to 100 basis points. A short equity swap contract obligates the Fund to pay the counterparty any appreciation and dividends paid on an individual security, while entitling the Fund to receive from the counterparty any depreciation on the security as well as interest on the notional value of the contract at a rate equal to LIBOR less 25 to 100 basis points.

   The Fund may also enter into equity swap contracts whose value is determined by the spread between a long equity position and a short equity position. This type of swap contract obligates the Fund to pay the counterparty an amount tied to any increase in the spread between the two securities over the term of the contract. The Fund is also obligated to pay the counterparty any dividends paid on the short equity holding as well as any net financing costs. This type of swap contract entitles the Fund to receive from the counterparty any gains based on a decrease in the spread as well as any dividends paid on the long equity holding and any net interest income.

   Fluctuations in the value of an open contract are recorded daily as a net unrealized gain or loss. The Fund will realize a gain or loss upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract's expiration date.

   Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. The Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. The counterparty risk to the Fund is limited to the net unrealized gain, if any, on the contract, along with dividends receivable on long equity contracts and interest receivable on short equity contracts. Additionally, risk may arise from unanticipated movements in interest rates or in the value of the underlying securities. At June 30, 2006, the Fund had the following open equity swap contracts:



                                                                                                    UNREALIZED APPRECIATION
  TERMINATION DATE                  SECURITY                                       SHARES               (DEPRECIATION)
   ---------------                  --------                                       ------               --------------
       08/02/06       Arcelor                                                        4,150                  $25,586
       07/14/06       BAA PLC                                                        8,850                   14,469
       09/01/06       BOC Group PLC                                                 20,500                   25,249
       06/27/06       Carnbridge Antibody                                            4,600                    (140)
       12/31/06       Endesa                                                         6,593                   10,993
       11/30/06       Enodis PLC                                                    20,500                    7,039
       12/31/06       Euronext NV                                                    2,000                    9,277
       10/31/06       House of Fraser PLC                                           46,100                      225
       07/25/06       Telesystems International Wireless                            16,200                    1,306
                                                                                                            -------
                                                                                                            $94,004
                                                                                                            -------
                                                                                                            -------



   For the six months ended June 30, 2006, the Fund realized gains of $102,360 upon the termination of equity swap contracts.

NOTE 10 - FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

   On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements has not yet been determined.

THE MERGER FUND VL
APPROVAL OF ADVISORY CONTRACT

   On January 21, 2006, at a meeting called for the purpose of voting on such approval, the Board of Trustees, including all of the Trustees who are not parties to the Advisory Contract or interested persons of any such party (the non-interested Trustees), approved the continuance of the Advisory Contract for the Fund. In so doing, the Board studied materials specifically relating to the Advisory Contract provided by the Adviser, counsel to the non-interested Trustees and counsel to the Fund. The Board considered a variety of factors, including the following:

   The Board considered the nature, extent and quality of the services to be provided by the Adviser to the Fund pursuant to the Advisory Contract, including the Adviser's competence and integrity; research capabilities; implementation and enforcement of compliance procedures and financial-reporting controls; and adherence to the Fund's investment objectives, policies and restrictions. The Board also reviewed the Adviser's methodology, research and analysis that it employs in selecting investments for the Fund. The Board considered the non-traditional nature of the Fund's investment approach, the specialized expertise and experience of the Fund's portfolio managers and the difficulty, were it warranted, of selecting an alternative adviser. The Board concluded that the Adviser fulfilled all of the foregoing factors and responsibilities in accordance with its obligations under the Advisory Contract.

   The Board also evaluated the investment performance of the Fund relative to the S&P 500 Index and a group of alternative-investment mutual funds, including those that engage in merger arbitrage, since the Fund's inception.

   Additionally, the Board reviewed information on the fee structure of the Advisory Contract, including the costs of the services to be provided and the profits to be realized by the Adviser and its affiliate from their relationship with the Fund, as evidenced by the Adviser's profitability analysis. The profitability analysis consisted of income and expenses by category since the Fund's inception, less expenses allocated to other funds managed by the Adviser's affiliate, adjusted total expenses, net income and profit margin. The Board also reviewed comparisons of the rates of compensation paid to a group of alternative-investment funds and Lipper data relating to average expenses and advisory fees for comparable funds, and the benefit to the Adviser of the Fund's soft-dollar arrangements. Based on the information provided, the Board determined that the Fund has been unprofitable to the Adviser, and, hence, the Fund's fee structure was reasonable compared to funds with similar investment goals and strategies. It was noted that the Fund's management fees and expense ratio (after the fee waiver and expense reimbursement) are within the average range compared to its peer funds. The Board also considered the fact that the Adviser has agreed to waive a portion of its fees and noted that the fee waiver could be discontinued at any time after July 1, 2013.

   The Board considered the issue of economies of scale and noted that, given the very small size of the Fund, consideration of fee breakpoints was premature.

   Based on its evaluation, in consultation with independent counsel, of all material aspects of the Advisory Contract, including the foregoing factors and such other information believed to be reasonably necessary to evaluate the terms of the Advisory Contract, the Board, including all of the non-interested Trustees voting separately, concluded that the continuation of the Advisory Contract would be in the best interest of the Fund's shareholders, and determined that the compensation to the Adviser provided for in the Advisory Contract is fair and reasonable.

THE MERGER FUND VL
AVAILABILITY OF PROXY VOTING INFORMATION

Information regarding how the Fund generally votes proxies relating to portfolio securities may be obtained without charge by calling the Fund's Transfer Agent at 1-800-343-8959 or by visiting the SEC's website at www.sec.gov. Information
                                                      -----------
regarding how the Fund voted proxies relating to portfolio securities during the period ended June 30, 2006 will be available after August 31, 2006 on the SEC's website or by calling the toll-free number listed above.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE


The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied
                                      -----------
at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

INVESTMENT ADVISER
     Westchester Capital Management, Inc.
     100 Summit Lake Drive
     Valhalla, NY  10595
     (914) 741-5600

ADMINISTRATOR, TRANSFER AGENT, DIVIDEND PAYING AGENT AND SHAREHOLDER SERVICING AGENT
     U.S. Bancorp Fund Services, LLC
     615 East Michigan Street
     P.O. Box 701
     Milwaukee, WI  53201-0701
     (800) 343-8959

CUSTODIAN
     U.S. Bank, N.A.
     P.O. Box 701
     Milwaukee, WI  53201-0701
     (800) 343-8959

TRUSTEES
     Frederick W. Green
     Michael J. Downey
     James P. Logan, III

EXECUTIVE OFFICERS
     Frederick W. Green, President
     Bonnie L. Smith, Vice President,
       Treasurer and Secretary
     Roy D. Behren, Chief Compliance Officer

COUNSEL
     Fulbright & Jaworski L.L.P.
     666 Fifth Avenue
     New York, NY  10103

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
     PricewaterhouseCoopers LLP
     100 East Wisconsin Avenue
     Milwaukee, WI  53202

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable for semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
-------------------------------------------------------------------------

Not applicable to open-end management investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
--------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASERS.
----------------------------------

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
-------------------------------------------------------------

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
-----------------

(a)  (1) Not Applicable.

     (2) Certifications of the Registrant's Principal Executive Officer and Principal Financial Officer as required by Rule 30a-2(a) under the Act are filed herewith.

     (3) Not applicable to open-end management investment companies.

(b)  Certification required by Rule 30a-2(b) under the Act are filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  The Merger Fund VL
                   ----------------------------------------------

     By (Signature and Title) /s/ Frederick W. Green
                              ----------------------------------
                              Frederick W. Green, President

     Date  August 23, 2006
           ------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title) /s/ Frederick W. Green
                              --------------------------------
                              Frederick W. Green, President

     Date  August 23, 2006
           ------------------

     By (Signature and Title) /s/ Bonnie L. Smith
                              ----------------------------------
                              Bonnie L. Smith, Treasurer

     Date  August 21, 2006
           --------------------